Note 12 - Other Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of Deferred Charges	$ 1,299,000	$ 1,150,000	$ 914,000
Land Use Rights Term	50
Amortization of Intangible Assets	337,000	379,000	608,000
Network Secrurity Group [Member]
Other Asset Impairment Charges			115,000
Intelligent E-Commerce Group [Member]
Gain (Loss) on Sale of Assets and Asset Impairment Charges	660,000
Land Use Rights [Member]
Amortization of Intangible Assets	$ 29,000